Financial Assets and Financial Liabilities - Schedule of Foreign Currency Risk (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Currency Risk At Plus Five Percentage [Member] | US [Member]
Schedule of Foreign Currency Risk [Line Items]
Change in exchange rate	161	(823)	(461)
Effect on loss before tax	¥ 5	¥ 5	¥ 5
Currency Risk At Plus Five Percentage [Member] | HK [Member]
Schedule of Foreign Currency Risk [Line Items]
Change in exchange rate
Effect on loss before tax	¥ 5	¥ 5	¥ 5
Currency Risk At Minus Five Percentage [Member] | US [Member]
Schedule of Foreign Currency Risk [Line Items]
Change in exchange rate	(161)	823	461
Effect on loss before tax	¥ (5)	¥ (5)	¥ (5)
Currency Risk At Minus Five Percentage [Member] | HK [Member]
Schedule of Foreign Currency Risk [Line Items]
Change in exchange rate
Effect on loss before tax	¥ (5)	¥ (5)	¥ (5)